PROMISSORY NOTES – RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Promissory Notes Related Party
PROMISSORY NOTES – RELATED PARTY

NOTE 7 – PROMISSORY NOTES – RELATED PARTY

Related party promissory notes consisted of the following at September 30, 2024, and December 31, 2023:

	September 30, 2024	December 31, 2023
Frank Ingrande – On demand	$-	$10,394
Lisa Landau – On demand	308,040	94,104
Total promissory notes, net of discount current	$308,040	$104,498

Lisa Landau

Lisa Landau is a relative of the Company’s Chief Financial Officer. During the nine months ended September 30, 2024 and the year ended December 31, 2023, Lisa Landau advanced funds to the Company for general corporate expenses and paid directly towards the Diagonal convertible notes.

NOTE 8 – PROMISSORY NOTES – RELATED PARTIES

Related party promissory notes consisted of the following at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
RAS Real Estate LLC – Past maturity	$-	$249,589
Six-Twenty Management LLC – On demand	-	960,746
Frank Ingrande – On demand	10,394	-
Lisa Landau – On demand	94,104	76,359
Total promissory notes, net of discount current	$104,498	$1,286,694

Six Twenty Management LLC (“Six-Twenty”) – Manager is the Company’s Chief Financial Officer

Jason Sunstein, the Company’s Chief Financial Officer is also the managing member and 100% owner of Six Twenty Management LLC (“Six Twenty”), an entity that has been providing ongoing capital support to the Company.

On March 31, 2021, the Company executed a non-convertible promissory note with Six Twenty for an initial amount funded of $288,611 and carrying a coupon of eight percent (8%) and a maturity of twelve months. Six-Twenty subsequently funded the Company for additional cash of $609,200. The non-convertible promissory note is not updated with the additional activity but reverted to an on-demand advances.

During the year ended December 31, 2023, Six Twenty funded an additional $485,881 and repaid in cash $111,594 the remaining balance of one of the Diagonal notes (See note 7). The Company paid $143,883 in cash towards the non-convertible promissory note.

During the year ended December 31, 2023, the Company converted the outstanding balance and interest payable into Series D Preferred Stock. See note 12 for further discussion.

The Company incurred approximately $84,860 and $62,611 of interest expense during the year ended December 31, 2023 and 2022, respectively. Accrued interest was $0 and $86,965 as of December 31, 2023 and 2022, respectively. Refer to note 5 for disclosures on related party.

As of December 31, 2023 and 2022, the principal balance owed to Six-Twenty was $0 and $960,746, respectively.

RAS, LLC (past maturity)

On October 25, 2019, the Company issued a promissory note to RAS, LLC, a company controlled by an employee, who is a relative of the Company’s Chief Financial Officer for $440,803. The proceeds of the note were largely used to repay shareholders’ loans and other liabilities. The loan bears interest at 10%, and also carries a default coupon rate of 18%. The loan matured on April 25, 2020, is secured by 2,500,000 common shares and a Second Deed of Trust for property in Hemet, CA (Emerald Grove).

During the year ended December 31, 2023, the Company paid $12,300 towards the promissory note. In addition, in September 2023, the Company converted the outstanding principal, interest, and default interest into 7,021,171 common shares for the remaining total interest and principal balance of $386,023. At the date of issuance and conversion, the value of the common shares issued was $1,167,588, causing a loss on conversion for the Company of $781,565. The outstanding balance is $0 and $249,589 as of December 31, 2023, and 2022, respectively.

During the year ended December 31, 2023, the Company incurred $102,858 in interest based on the default coupon rate of 18%. As of December 31, 2023, and 2022, the accrued interest balance owed to RAS, LLC was $0 and $45,876, respectively, as the remaining accrued balance was converted into common shares as noted above.

Lisa Landau

Lisa Landau is a relative of the Company’s Chief Financial Officer. During the year ended December 31, 2023, Lisa Landau advanced $71,000 to the Company for general corporate expenses and paid directly $71,000 towards one of the Diagonal convertible notes. The Company repaid $152,065 in cash during the year ended December 31, 2023.

The principal balance was $94,104 and $76,360 as of December 31, 2023 and 2022, respectively. The advances are on demand but do not carry any interest.